Derivative financial instruments and debt excluding lease liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Derivative Financial Instruments [Abstract]
Comparison of the Fair Value with the Carrying Amount of Debt Excluding Finance Lease Liabilities

The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.

DEBT EXCLUDING LEASE LIABILITIES

$ million	Jun 30, 2019	Dec 31, 2018
Carrying amount	61,888	62,798
Fair value[1]	66,483	64,708
1.	Mainly determined from the prices quoted for these securities.